Related Party Transactions (Detail Textuals) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 29, 2020		Aug. 31, 2019		Aug. 31, 2018
Related Party Transaction [Line Items]
Due to related parties	$ 1,600		$ 48,096		$ 7,855
Granted	1,610,000		2,048,000		2,025,000
Non-Cash	$ 187,069		$ 285,048	[1]	$ 3,060,530	[1]
Docherty Management Limited ("Docherty Management")
Related Party Transaction [Line Items]
Non-Cash	187,069	[2]	0		1,148,152	[1],[3]
C.A.B Financial Services Ltd. ("CAB")
Related Party Transaction [Line Items]
Non-Cash	0	[2]	0		1,212,269	[1],[3]
M&E Services Ltd. ("M&E")
Related Party Transaction [Line Items]
Non-Cash	$ 0	[2]	$ 0		$ 568,737	[1],[3]

[1]	Stock Based Compensation (SBC) and Share Awards are included in the total value of the grants and awards included in expenses. In the year ended August 31, 2019 the Company granted no option or awards to officers and $285,048 awards to Directors included in Consulting expense. In the year ended August 31, 2018 the Company granted a total of 1,700,000 incentive stock options to officers and directors of the Company with a fair value of $2,111,028 and included in Consulting expense (Note 14).
[2]	C.A.B. Financial Services is owned by the CEO of the Company, M&E Services Ltd. is owned by the CFO of the Company, and Docherty Management Limited is owned by the President of the Company.
[3]	C.A.B. Financial Services is owned by the CEO of the Company, ME Services Ltd. is owned by the CFO of the Company (as of June 1 2017), and Docherty Management Limited is owned by the President of the Company.